UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04893

The TAIWAN FUND, INC.

(Exact name of registrant as specified in charter)

c/o STATE STREET BANK AND TRUST COMPANY

ONE LINCOLN STREET, P.O. BOX 5049

BOSTON, MA 02111-5049

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

State Street Bank and Trust Company Attention: Brian F. Link Secretary 100 Summer Street SUM0703 Boston, MA 02111	Leonard B. Mackey, Jr., Esq. Clifford Chance US LLP 31 West 52nd Street New York, New York 10019

Registrant’s telephone number, including area code: (877) 217-9502

Date of fiscal year end: August 31

Date of reporting period: May 31, 2019

ITEM 1. SCHEDULE OF INVESTMENTS

THE TAIWAN FUND, INC. Schedule of Investments/May 31, 2019 (Showing Percentage of Net Assets) (unaudited)

	SHARES	US $ VALUE (NOTE 1)
COMMON STOCKS – 98.5%
CONSUMER DISCRETIONARY — 5.6%
Electric & Machinery Industry — 0.8%
Global PMX Co., Ltd.	349,000	$1,186,793
Other Industry — 2.6%
Giant Manufacturing Co., Ltd.	117,000	830,890
Nien Made Enterprise Co., Ltd.	387,000	2,821,779
		3,652,669
Textiles Industry — 0.6%
Makalot Industrial Co., Ltd.	121,000	794,227
Tourism Industry — 0.6%
Gourmet Master Co., Ltd.	152,000	831,823
Trading & Consumers' Goods Industry — 1.0%
Poya International Co., Ltd.	126,000	1,490,676
TOTAL CONSUMER DISCRETIONARY		7,956,188

CONSUMER STAPLES — 3.1%
Food Industry — 1.9%
Uni-President Enterprises Corp.	1,037,995	2,669,482
Trading & Consumers' Goods Industry — 1.2%
President Chain Store Corp.	175,000	1,666,271
TOTAL CONSUMER STAPLES		4,335,753

ENERGY — 2.1%
Oil Gas & Electricity Industry General Industry — 2.1%
Formosa Petrochemical Corp.	804,000	2,950,225
TOTAL ENERGY		2,950,225

FINANCIALS — 13.2%
Financial & Insurance Industry — 10.8%
CTBC Financial Holding Co., Ltd.	7,954,000	5,271,215
E.Sun Financial Holding Co., Ltd.	4,282,559	3,711,890
Fubon Financial Holding Co., Ltd.	3,425,000	4,685,844
Mega Financial Holding Co., Ltd.	1,736,000	1,702,365
		15,371,314
Other Industry — 2.4%
Chailease Holding Co., Ltd.	924,900	3,408,489
TOTAL FINANCIALS		18,779,803

HEALTHCARE — 1.8%
Biotechnology & Medical Care Industry — 1.8%
Ginko International Co., Ltd.	411,000	2,541,732
TOTAL HEALTHCARE		2,541,732

INDUSTRIALS — 5.6%
Electric & Machinery Industry — 3.9%
Airtac International Group	250,000	2,578,094
Hiwin Technologies Corp.	400,476	3,021,385
		5,599,479
Other Electronic Industry — 1.7%
Bizlink Holding, Inc.	379,000	2,343,835
TOTAL INDUSTRIALS		7,943,314

INFORMATION TECHNOLOGY — 56.8%
Communications & Internet Industry — 5.3%
Accton Technology Corp.	586,000	2,270,779
Merry Electronics Co., Ltd.	574,896	2,864,251
Wistron NeWeb Corp.	1,051,440	2,354,826
		7,489,856
Computer & Peripheral Equipment Industry — 1.3%
Inventec Corp.	2,540,000	1,912,282
Electronic Parts & Components Industry — 3.4%
Delta Electronics, Inc.	1,072,000	4,832,266
Optoelectronics Industry — 3.9%
Largan Precision Co., Ltd.	47,000	5,605,061
Other Electronic Industry — 4.0%
Chroma ATE, Inc.	1,083,000	4,453,618
Kingpak Technology, Inc.	251,000	1,218,774
		5,672,392
Semiconductor Industry — 38.9%
ASE Technology Holding Co Ltd	2,475,000	4,681,851
ASPEED Technology, Inc.	40,164	813,126
Chipbond Technology Corp.	1,035,000	1,908,754
Globalwafers Co., Ltd.	426,000	4,110,083
MediaTek, Inc.	690,000	6,788,138
Novatek Microelectronics Corp.	501,000	2,654,567
Parade Technologies Ltd.	68,000	1,048,636
Silergy Corp.	50,000	708,580
Taiwan Semiconductor Manufacturing Co., Ltd.	4,368,000	32,539,787
		55,253,522
TOTAL INFORMATION TECHNOLOGY		80,765,379

	SHARES	US $ VALUE (NOTE 1)
MATERIALS — 10.3%
Cement Industry — 1.2%
Taiwan Cement Corp.	1,301,100	$1,765,668
Electric & Machinery Industry — 1.4%
Yeong Guan Energy Technology Group Co., Ltd.	1,114,000	2,015,684
Plastics Industry — 7.7%
Formosa Chemicals & Fibre Corp.	1,248,000	4,243,891
Formosa Plastics Corp.	1,903,000	6,651,847
		10,895,738
TOTAL MATERIALS		14,677,090

TOTAL COMMON STOCKS (Cost — $125,264,497)		139,949,484
TOTAL INVESTMENTS — 98.5% (Cost — $125,264,497)		139,949,484

OTHER ASSETS AND LIABILITIES, NET—1.5%	2,163,047
NET ASSETS—100.0%	142,112,531

Legend:

US $ – United States dollar

The accompanying notes are an integral part of the Schedule of Investments.

Notes to Schedule of Investments (unaudited) May 31, 2019

1. Organization. The Taiwan Fund, Inc. (the “Fund”), a Delaware corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment fund.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 "Financial Services - Investment Companies."

The Fund concentrates its investments in the securities listed on the Taiwan Stock Exchange. Because of this concentration, the Fund may be subject to certain additional risks not typically associated with investing in securities of U.S. companies or the U.S. government, including (1) volatility of the Taiwan securities market, (2) restrictions on repatriation of capital invested in Taiwan, (3) fluctuations in the rate of exchange between the New Taiwan Dollar and the U.S. Dollar, and (4) political and economic risks. In addition, Republic of China accounting, auditing, financial and other reporting standards are not equivalent to U.S. standards and, therefore, certain material disclosures may not be made, and less information may be available to investors investing in Taiwan than in the United States. There is also generally less regulation by governmental agencies and self-regulatory organizations with respect to the securities industry in Taiwan than there is in the United States.

2. Basis of Presentation. The preparation of the Schedule of Investments is in accordance with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts in the Schedule of Investments. Actual results could differ from those estimates.

Security Valuation. All securities, including those traded over-the-counter, for which market quotations are readily available are valued at the last sales price prior to the time of determination of the Fund’s net asset value per share or, if there were no sales on such date, at the closing price quoted for such securities (but if bid and asked quotations are available, at the mean between the last current bid and asked prices, rather than such quoted closing price). These securities are generally categorized as Level 1 securities in the fair value hierarchy. In certain instances where the price determined above may not represent fair market value, the value is determined in such manner as the Board of Directors (the “Board”) may prescribe. Foreign securities may be valued at fair value according to procedures approved by the Board if the closing price is not reflective of current market values due to trading or events occurring in the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. These securities may be categorized as Level 2 or Level 3 securities in the fair value hierarchy, depending on the valuation inputs. Short-term investments, having a maturity of 60 days or less are valued at amortized cost, which approximates market value, with accrued interest or discount earned included in interest receivable.

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

• Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks^	$139,949,484	$—	$—	$139,949,484
Total	$139,949,484	$—	$—	$139,949,484

^	See schedule of investments for industry breakout.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Foreign Currency Translation. The financial accounting records of the Fund are maintained in U.S. Dollars. Investment securities, other assets and liabilities denominated in a foreign currency are translated into U.S. Dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. Dollars at the exchange rate on the dates of the transactions.

ITEM 2. CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act (17 CFR 270.30a-2(a)), are attached as exhibits to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAIWAN FUND, INC.

By:	/s/ Thomas Fuccillo
Thomas Fuccillo
President of The Taiwan Fund, Inc.

Date: July 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas Fuccillo
Thomas Fuccillo
President of The Taiwan Fund, Inc.

Date: July 24, 2019

By:	/s/ Monique Labbe
Monique Labbe
Chief Financial Officer of The Taiwan Fund, Inc.

Date: July 24, 2019